PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 94.5% of Net Assets
Non-Convertible Bonds – 93.6%
	ABS Car Loan – 7.9%
$2,100,136	ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022, 144A	$2,118,596
10,312,100	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	10,297,796
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	16,832,931
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	7,876,602
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,046,538
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	11,007,335
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,706,002
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,542,712
303,211	BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.160%, 11/25/2020	302,954
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,779,026
13,130,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(a)(b)	13,738,821
4,505,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	4,634,393
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,336,563
13,965,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	14,508,387
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,827,383
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	24,169,025
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,792,287
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,978,200
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,818,785
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,070,240
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,036,564
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,422,470
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,882,778
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,622,277
2,108,727	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	2,104,711

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$15,745,000	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.030%, 11/15/2022	$15,895,821
8,555,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	8,727,245
3,218,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022	3,248,051
2,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.020%, 5/16/2023	2,026,589
15,645,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,868,168
1,994,098	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020	1,990,303
1,156,299	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	1,153,992
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,918,250
28,000,000	Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.160%, 1/17/2023	28,554,212
5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	6,029,511
7,485,554	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021	7,473,199
26,135,000	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220%, 6/15/2023	26,723,848
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,429,243
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,131,128
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-H13, Class D, 2.680%, 10/15/2025	8,489,730
6,947,160	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	6,937,235
15,720,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3, 1.930%, 1/18/2022	15,712,143
27,000,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.350%, 5/16/2022	27,059,413
2,790,254	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	2,797,717
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,773,309

		445,392,483

	ABS Credit Card – 2.0%
14,559,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	14,547,468
10,434,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023	10,445,518
3,000,000	American Express Credit Account Master Trust, Series 2018-1, Class A, 2.670%, 10/17/2022	3,007,689
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,196,430

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$25,135,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.080%, 3/15/2023	$25,142,490
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,171,428
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	11,995,734
7,915,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022	7,906,510
13,575,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021	13,568,211
10,366,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920%, 4/07/2022	10,359,155

		111,340,633

	ABS Home Equity – 3.2%
578,935	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(c)	592,932
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	16,866,410
509,182	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(c)	510,969
2,806,557	Bayview Opportunity Master Fund Trust, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(c)	2,824,126
3,038,383	Bayview Opportunity Master Fund Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(c)	3,054,520
6,075,000	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 2.806%, 11/16/2066, 144A(d)	6,076,106
93,875	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(c)	93,830
5,570,708	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	5,570,380
8,208,845	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(c)	8,413,455
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,608,764
9,302,780	GCAT Trust, Series 2019-RPL1, Class A, 2.650%, 10/25/2068, 144A(c)	9,319,418
1,054,436	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.582%, 8/25/2060, 144A(d)	1,052,531
1,871,539	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,861,155
1,913,914	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 2.663%, 10/15/2054, 144A(d)	1,912,178
2,927,000	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,975,936
2,631,000	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A(e)	2,630,929
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 3.675%, 1/17/2038, 144A(d)	3,049,993
4,316,667	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 2.902%, 12/22/2069, 144A(d)	4,326,172

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(c)	$7,068,929
4,238,575	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	4,291,122
5,242,874	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(c)	5,368,730
3,453,226	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(c)	3,459,528
3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	3,754,630
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,373,178
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,933,782
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,857,330
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 11/17/2036, 144A(e)	3,847,262
787,558	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	789,437
5,885,975	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	5,910,466
3,504,018	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	3,637,526
8,296,540	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	8,613,723
5,465,000	Silverstone Master Issuer PLC, Series 2019-1A, Class 1A, 3-month LIBOR + 0.570%, 2.848%, 1/21/2070, 144A(d)	5,466,820
4,731,800	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(c)	4,718,053
1,592,397	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(c)	1,594,925
2,575,000	Tricon American Homes Trust, 3.004%, 3/17/2026(e)	2,575,015
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A(e)	2,575,015
9,456,755	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(c)	9,509,599
10,755,222	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(c)	10,788,702
817,736	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	821,676
1,572,179	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	1,577,644
5,809,652	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(c)	5,849,334
1,919,776	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.141%, 3/25/2035(c)	1,976,271

		177,098,501

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – 3.4%
$43,018,502	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(e)(f)	$40,867,577
12,668,720	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	13,158,626
2,981,282	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,992,692
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	1,979,426
8,211,574	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	8,408,253
12,304,710	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	12,620,577
4,183,868	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	4,327,485
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,930,624
2,908,249	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	2,929,196
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,375,988
15,908,504	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	16,386,410
990,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.541%, 9/15/2032(d)(e)	989,703
1,595,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.320%, 9/15/2032(d)(e)	1,594,521
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	14,140,849
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,994,985
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,963,590
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	13,038,252
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	7,394,387
12,557,466	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	12,691,714

		189,784,855

	ABS Student Loan – 1.1%
4,020,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	4,128,859
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,317,866
850,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.410%, 6/15/2032(d)(e)	849,745
625,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 5.260%, 6/15/2032(d)(e)	624,813
1,225,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.240%, 3/15/2033(d)(e)	1,224,632

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$841,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.240%, 3/15/2033(d)(e)	$840,748
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,827,220
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	16,520,260
9,075,000	SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690%, 6/15/2048, 144A	9,616,504
8,217,000	SoFi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.370%, 11/16/2048, 144A	8,221,780

		60,172,427

	ABS Whole Business – 1.9%
10,325,329	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,715,673
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,727,149
27,272,250	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	28,087,529
6,765,045	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,146,932
320,460	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	335,265
5,244,613	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,528,346
2,291,000	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	2,400,739
5,059,575	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049, 144A	5,330,313
4,962,500	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	5,214,108
17,626,575	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,475,028
13,493,038	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	13,975,549
3,681,500	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	3,823,091

		104,759,722

	Aerospace & Defense – 1.5%
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	767,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021(a)(b)	83,532,323

		84,299,323

	Airlines – 1.6%
3,011,456	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,096,077
1,778,221	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,806,104

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$660,687	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	$664,337
2,014,937	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	2,083,042
15,293,000	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	15,455,259
6,855,000	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	6,985,382
1,201,123	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,215,609
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	344,233
1,039,170	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,140,593
4,926,025	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	5,458,529
7,990,435	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	8,070,179
13,000,876	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	13,744,526
26,272,205	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	26,532,825
2,724,967	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,829,714

		89,426,409

	Automotive – 2.2%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098(a)(b)	30,632,191
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,532,638
14,000,000	Toyota Motor Credit Corp., 1.950%, 4/17/2020	14,001,058
10,000,000	Toyota Motor Credit Corp., MTN, 2.150%, 3/12/2020	10,010,452
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	38,723,323
4,750,000	Volkswagen Group of America Finance LLC, 2.500%, 9/24/2021, 144A	4,761,775
12,005,000	Volkswagen Group of America Finance LLC, 2.700%, 9/26/2022, 144A	12,062,624
7,565,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	7,885,381

		124,609,442

	Banking – 7.8%
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	42,633,491
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,022,170
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	51,493,144

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	$107,970
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	27,664,759
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	23,730,879
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	489,989
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,623,643
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,320,048
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,745,032
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,402,134
17,940,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	18,861,205
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,597,722
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,417,241
13,075,000	Danske Bank A/S, (fixed rate to 9/20/2021, variable rate thereafter), 3.001%, 9/20/2022, 144A	13,122,915
20,999,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	19,012,075
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,740,522
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	76,646,693
100,000	KeyBank NA, 6.950%, 2/01/2028	125,595
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,173,613
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,997,997
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,793,284
15,160,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	15,834,108
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	21,153,682
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.428%, 1/20/2023, 144A(d)	21,421,519
5,900,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	6,108,270
7,580,000	Synchrony Financial, 2.850%, 7/25/2022	7,643,788
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,101,259

		435,984,747

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 1.5%
$50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	$54,097,150
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	22,469,010
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,150,857

		86,717,017

	Building Materials – 0.6%
1,070,000	Masco Corp., 6.500%, 8/15/2032	1,311,887
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,171,595
2,163,000	Masco Corp., 7.750%, 8/01/2029	2,770,849
23,975,000	Owens Corning, 7.000%, 12/01/2036	29,402,349

		36,656,680

	Cable Satellite – 1.1%
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	7,632,255
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	10,956,365
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	6,324,691
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,875,460
9,055,000	Time Warner Cable LLC, 4.500%, 9/15/2042	8,910,552
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	17,029,622

		64,728,945

	Chemicals – 2.0%
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	29,678,184
15,145,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	15,423,792
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,799,708
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,159,437
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,524,998
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	8,069,056

		109,655,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 1.1%
$17,058,000	Caterpillar Financial Services Corp., 1.931%, 10/01/2021	$17,004,547
12,000,000	Caterpillar, Inc., 3.900%, 5/27/2021	12,370,412
11,005,000	John Deere Capital Corp., MTN, 2.350%, 1/08/2021	11,068,995
7,485,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	7,670,895
6,105,000	John Deere Capital Corp., MTN, 3.900%, 7/12/2021	6,309,500
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(a)(b)	8,585,423

		63,009,772

	Consumer Products – 0.7%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	9,023,379
27,515,000	Unilever Capital Corp., 3.000%, 3/07/2022	28,201,224

		37,224,603

	Diversified Manufacturing – 0.1%
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.603%, 5/13/2024(d)	4,891,057

	Electric – 1.5%
21,015,531	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	24,467,067
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,506,075
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	16,267,808
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,985,071

		83,226,021

	Finance Companies – 1.7%
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,949,962
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	21,664,317
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,738,611
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,941,171
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,390,781
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,914,880
7,805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	8,054,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$6,392,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	$6,591,750

		93,246,232

	Food & Beverage – 2.0%
8,980,000	BRF S.A., 4.875%, 1/24/2030, 144A	8,867,750
13,750,000	General Mills, Inc., 2.600%, 10/12/2022	13,901,103
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,954,443
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,437,825
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	11,299,387
10,465,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	10,975,169
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,514,023
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	46,122,733

		115,072,433

	Government Guaranteed – 1.0%
55,000,000	Kreditanstalt fuer Wiederaufbau, 1.500%, 4/20/2020	54,855,279

	Government Owned - No Guarantee – 0.5%
21,545,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	23,761,550
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	7,031,110

		30,792,660

	Health Insurance – 0.6%
27,570,000	Anthem, Inc., 2.500%, 11/21/2020	27,706,069
3,040,000	Centene Corp., 6.125%, 2/15/2024	3,162,208
1,261,000	Cigna Holding Co., 7.875%, 5/15/2027	1,657,172

		32,525,449

	Healthcare – 3.2%
27,455,000	Abbott Laboratories, 2.900%, 11/30/2021	27,951,386
27,390,000	Cigna Corp., 3.200%, 9/17/2020	27,655,457
19,420,000	Cigna Corp., 4.375%, 10/15/2028	21,219,769
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	14,707,418

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$23,120,000	HCA, Inc., 4.500%, 2/15/2027	$24,788,856
24,240,000	HCA, Inc., 5.250%, 4/15/2025	26,960,599
4,580,000	HCA, Inc., 5.250%, 6/15/2026	5,099,908
17,055,000	HCA, Inc., 5.250%, 6/15/2049	18,604,331
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,623,020
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,910,400
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,557,238
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,926,400
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,589,560

		182,594,342

	Independent Energy – 2.1%
30,195,000	Continental Resources, Inc., 3.800%, 6/01/2024	30,770,352
10,525,000	Continental Resources, Inc., 4.375%, 1/15/2028	10,870,018
10,950,000	Diamondback Energy, Inc., 4.750%, 11/01/2024	11,210,062
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,947,390
21,000,000	Newfield Exploration Co., 5.625%, 7/01/2024	23,165,917
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,868,711
26,185,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	25,923,150
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	46,367

		119,801,967

	Integrated Energy – 1.9%
55,470,000	Chevron Corp., 2.100%, 5/16/2021	55,684,173
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,308,308

		107,992,481

	Life Insurance – 2.9%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,166,850
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,576,345

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	$9,039,225
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,207,984
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 2.533%, 1/08/2021, 144A(d)	5,897,415
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,893,585
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	12,042,818
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	45,632,093
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	8,758,278
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,835,688
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A(a)(b)	21,005,779

		161,056,060

	Lodging – 0.5%
26,131,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	26,849,603

	Metals & Mining – 3.5%
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	36,449,854
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,473,643
430,000	ArcelorMittal, 5.500%, 3/01/2021	447,772
47,920,000	ArcelorMittal, 6.750%, 3/01/2041	56,555,843
19,365,000	ArcelorMittal, 7.000%, 10/15/2039	23,453,192
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,877,048
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	40,181,837
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,272,752
7,375,000	Minera Mexico S.A. de CV, 4.500%, 1/26/2050, 144A	7,256,853

		193,968,794

	Midstream – 3.9%
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	677,625
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,693,087
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	41,091,189

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$3,115,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	$2,492,000
35,850,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	29,217,750
7,695,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	6,290,662
26,650,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	26,653,146
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	14,875,693
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,167,894
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,193,837
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,816,504
14,040,000	MPLX LP, 4.250%, 12/01/2027, 144A	14,877,767
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	110,100
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	224,997
40,610,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	42,038,403
8,405,000	Williams Cos., Inc., 3.350%, 8/15/2022	8,597,223

		221,017,877

	Mortgage Related – 0.0%
14,798	FHLMC, 5.000%, 12/01/2031	15,978
1,597	FNMA, 6.000%, 7/01/2029	1,795

		17,773

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 5.628%, 1/15/2034, 144A(d)	3,226,986
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	12,739,944
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.671%, 6/15/2044, 144A(c)	3,431,377
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.048%, 5/10/2063, 144A(a)(b)(c)	5,522,914
3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(c)	3,645,195
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(c)	1,845,622
1,296,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.969%, 6/15/2045(c)	1,331,096

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.969%, 6/15/2045, 144A(c)(e)	$776,657

		32,519,791

	Paper – 1.3%
6,400,000	International Paper Co., 8.700%, 6/15/2038	9,424,411
4,600,000	WestRock MWV LLC, 7.550%, 3/01/2047(a)(b)	6,546,228
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,849,711
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	34,642,668
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,969,864

		75,432,882

	Pharmaceuticals – 1.7%
27,550,000	Gilead Science, Inc., 2.550%, 9/01/2020	27,682,784
27,080,000	GlaxoSmithKline Capital PLC, 3.125%, 5/14/2021	27,616,741
10,312,000	Mylan NV, 5.250%, 6/15/2046	10,987,548
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	2,603,110
2,764,000	Mylan, Inc., 5.400%, 11/29/2043	2,907,921
17,010,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	13,737,956
8,000,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	5,599,200
5,500,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024	4,759,645

		95,894,905

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,940,382

	REITs - Health Care – 0.8%
40,130,000	Ventas Realty LP, 3.000%, 1/15/2030	39,754,618
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	8,154,471

		47,909,089

	REITs - Single Tenant – 0.2%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,012,154

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 0.5%
$396,357	CVS Pass Through Trust, 5.773%, 1/10/2033, 144A	$450,443
439,103	CVS Pass Through Trust, 6.036%, 12/10/2028	492,511
11,757,754	CVS Pass Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,784,088
1,232,805	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,280,909
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,267,550
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,182,027
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,318,250

		29,775,778

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	401,312

	Supranational – 0.4%
20,000,000	International Bank for Reconstruction & Development, Series GDIF, 2.750%, 7/23/2021	20,370,200

	Technology – 4.7%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	30,115,126
26,185,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.000%, 1/15/2022	26,438,334
27,405,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	28,971,789
27,558,000	Cisco Systems, Inc., 1.850%, 9/20/2021	27,549,357
22,066,000	Cisco Systems, Inc., 2.200%, 2/28/2021	22,180,240
12,620,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	14,192,184
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,819,360
27,200,000	Intel Corp., 3.300%, 10/01/2021	27,996,736
27,875,000	International Business Machines Corp., 2.250%, 2/19/2021	28,001,104
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,866,594
16,735,000	KLA Corp., 5.650%, 11/01/2034	19,898,304
5,000,000	Oracle Corp., 2.800%, 7/08/2021	5,071,642
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,064,855

		262,165,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – 15.7%
$42,000,000	U.S. Treasury Bond, 2.875%, 5/15/2049	$48,984,141
210,910,000	U.S. Treasury Bond, 3.000%, 8/15/2048	250,818,127
113,970,000	U.S. Treasury Bond, 3.000%, 2/15/2049	135,886,965
30,000,000	U.S. Treasury Note, 1.500%, 4/15/2020	29,940,234
88,910,000	U.S. Treasury Note, 1.625%, 8/15/2029	88,500,180
28,000,000	U.S. Treasury Note, 2.375%, 4/30/2020	28,079,844
284,065,000	U.S. Treasury Note, 2.375%, 5/15/2029	301,663,713

		883,873,204

	Wireless – 0.6%
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	23,992,473
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	7,116,351

		31,108,824

	Wirelines – 2.0%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	67,573,565
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	9,048,009
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,219,405
27,220,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	33,137,928

		112,978,907

	Total Non-Convertible Bonds (Identified Cost $4,872,647,907)	5,253,151,815

Convertible Bonds – 0.7%
	Cable Satellite – 0.2%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	7,952,458
6,190,000	DISH Network Corp., 3.375%, 8/15/2026	5,671,314

		13,623,772

	Diversified Manufacturing – 0.1%
5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	4,899,548

	Independent Energy – 0.1%
6,390,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,818,025

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Oil Field Services – 0.2%
$15,095,000	Nabors Industries, Inc., 0.750%, 1/15/2024	$9,651,743

	Pharmaceuticals – 0.1%
8,370,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,227,684

	Total Convertible Bonds (Identified Cost $46,637,015)	40,220,772

Municipals – 0.2%
	Michigan – 0.0%
1,575,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,595,318

	Virginia – 0.2%
7,595,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,301,225

	Total Municipals (Identified Cost $8,904,627)	8,896,543

	Total Bonds and Notes (Identified Cost $4,928,189,549)	5,302,269,130

Collateralized Loan Obligations – 1.9%
14,491,290	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.500%, 7/18/2026, 144A(d)	14,492,333
12,491,602	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.290%, 4/18/2027, 144A(d)	12,492,784
1,955,336	Flatiron CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.890%, 3.193%, 4/15/2027, 144A(d)	1,956,005
11,256,190	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.436%, 4/28/2025, 144A(d)	11,261,881
12,430,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.106%, 7/25/2027, 144A(d)	12,375,715
1,392,595	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3-month LIBOR + 1.200%, 3.478%, 10/20/2026, 144A(d)	1,392,396
13,685,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.123%, 10/13/2027, 144A(d)	13,623,855
13,210,000	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 3.128%, 7/20/2027, 144A(d)	13,196,359
10,455,782	Staniford Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.180%, 3.299%, 6/15/2025, 144A(d)	10,451,592
11,625,000	Venture VII CDO Ltd., Series 2006-7A, Class B, 3-month LIBOR + 0.380%, 2.658%, 1/20/2022, 144A(d)	11,598,402
6,412,895	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3-month LIBOR + 0.800%, 2.944%, 2/28/2026, 144A(d)	6,392,336

	Total Collateralized Loan Obligations (Identified Cost $109,406,181)	109,233,658

Shares	Description	Value (†)
Preferred Stocks – 0.3%
	Food & Beverage – 0.3%
138,406	Bunge Ltd., 4.875%	$14,206,491

	Independent Energy – 0.0%
40,860	Chesapeake Energy Corp., 5.000%(a)(b)	1,552,680

	Total Preferred Stocks (Identified Cost $17,732,293)	15,759,171

Principal Amount (‡)
Short-Term Investments – 2.8%
$2,690,358,211	Central Bank of Iceland, 0.000%, (ISK)(a)(b)(d)(g)	21,704,314
137,952,949	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $137,957,165 on 10/01/2019 collateralized by $132,080,000 U.S. Treasury Note, 2.625% due 1/31/2026 valued at $140,714,994 including accrued interest(h)	137,952,949

	Total Short-Term Investments (Identified Cost $159,676,262)	159,657,263

	Total Investments – 99.5% (Identified Cost $5,215,004,285)	5,586,919,222
	Other assets less liabilities – 0.5%	25,697,499

	Net Assets – 100.0%	$5,612,616,721

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$247,211,044	4.4%	$40,867,577	0.7%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2019, the value of these securities amounted to $247,211,044 or 4.4% of net assets.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2019 is disclosed.

(d)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At September 30, 2019, the value of this security amounted to $40,867,577 or 0.7% of net assets.
(g)	Security callable by issuer at any time. No specified maturity date.

(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the value of Rule 144A holdings amounted to $1,566,469,956 or 27.9% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
ISK	Icelandic Krona

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$165,470,280	$11,628,221	(a)	$177,098,501
ABS Other	—	146,333,054	43,451,801	(b)	189,784,855
ABS Student Loan	—	56,632,489	3,539,938	(a)	60,172,427
Non-Agency Commercial Mortgage-Backed Securities	—	31,743,134	776,657	(a)	32,519,791
All Other Non-Convertible Bonds*	—	4,793,576,241	—		4,793,576,241

Total Non-Convertible Bonds	—	5,193,755,198	59,396,617		5,253,151,815

Convertible Bonds*	—	40,220,772	—		40,220,772
Municipals*	—	8,896,543	—		8,896,543

Total Bonds and Notes	—	5,242,872,513	59,396,617		5,302,269,130

Collateralized Loan Obligations	—	109,233,658	—		109,233,658
Preferred Stocks*	—	15,759,171	—		15,759,171
Short-Term Investments	—	159,657,263	—		159,657,263

Total	$—	$5,527,522,605	$59,396,617		$5,586,919,222

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser ($40,867,577) or valued using broker-dealer bid prices ($2,584,224).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or September 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$—	$(12,344)	$11,640,565	$—	$—	$—	$11,628,221	$(12,344)
ABS Other	57,551,934	—	46,441	(1,846,726)	906,845	(4,733,305)	—	(8,473,388)	43,451,801	(1,649,718)
ABS Student Loan	4,259,110	—	1,497	331	—	(721,000)	—	—	3,539,938	1,279
Airlines	1,202,015	—	—	—	—	—	—	(1,202,015)	—	—
Metals & Mining	845	(8,513)	(1,663,073)	1,670,741	—	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	73,844	702,813	—	—	—	776,657	73,844

Total	$63,013,904	$(8,513)	$(1,615,135)	$(114,154)	$13,250,223	$(5,454,305)	$—	$(9,675,403)	$59,396,617	$(1,586,939)

A debt security valued at $8,473,388 was transferred from Level 3 to Level 2 during the period ended September 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $1,202,015 was transferred from Level 3 to Level 2 during the period ended September 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2019 (Unaudited)

Treasuries	15.7%
ABS Car Loan	7.9
Banking	7.8
Technology	4.7
Midstream	3.9
Metals & Mining	3.5
ABS Other	3.4
Healthcare	3.2
ABS Home Equity	3.2
Life Insurance	2.9
Food & Beverage	2.3
Independent Energy	2.2
Automotive	2.2
Wirelines	2.0
ABS Credit Card	2.0
Chemicals	2.0
Other Investments, less than 2% each	25.9
Short-Term Investments	2.8
Collateralized Loan Obligations	1.9

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%